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MFS Prudent Investor Fund
MFS® Prudent Investor Fund
SUPPLEMENT TO THE PROSPECTUS Supplement dated December 18, 2023, to the Prospectus dated October 27, 2023.
MFS® Prudent Investor Fund
Effective immediately, the table entitled “Performance Table” in the sub-section entitled “Performance Information” under the main heading entitled “Summary of Key Information” is restated as follows:
Performance Table.
Average Annual Total Returns (For the Periods Ended December 31, 2022)
Average Annual Returns - MFS Prudent Investor Fund	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
B	(18.04%)	0.46%	Jan. 18, 2018
C	(15.39%)	0.89%	Jan. 18, 2018
I	(13.77%)	1.88%	Jan. 18, 2018
R1	(14.60%)	0.86%	Jan. 18, 2018
R2	(14.19%)	1.37%	Jan. 18, 2018
R3	(13.97%)	1.62%	Jan. 18, 2018
R4	(13.75%)	1.87%	Jan. 18, 2018
R6	(13.75%)	1.92%	Jan. 18, 2018
A	(18.93%)	0.41%	Jan. 18, 2018
After Taxes on Distributions | A	(19.14%)	0.03%
After Taxes on Distributions and Sale of Fund Shares | A	(11.06%)	0.27%
MSCI World Index (net div)	(18.14%)	5.23%	Jan. 18, 2018
ICE BofA 0-3 Month U.S. Treasury Bill Index	1.53%	1.23%	Jan. 18, 2018

X
- Definition

This item represents Average Annual Total Returns. If a Multiple Class Fund offers a Class in the prospectus that converts into another Class after a stated period, compute average annual total returns in the table by using the returns of the other Class for the period after conversion.

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Form N-1A
-Section 4
-Subsection b
-Paragraph 2
-Subparagraph instructions
-Clause 5

+ Details
Name:	rr_AverageAnnualReturnCaption
Namespace Prefix:	rr_
Data Type:	xbrli:stringItemType
Balance Type:	na
Period Type:	duration

X
- Definition

Risk/Return Bar Chart and Table.

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Form N-1A
-Section 4
-Subsection b
-Paragraph 2

+ Details
Name:	rr_PerformanceNarrativeTextBlock
Namespace Prefix:	rr_
Data Type:	dtr-types:textBlockItemType
Balance Type:	na
Period Type:	duration

X
- Definition

This item represents Average Annual Total Returns. If a Multiple Class Fund offers a Class in the prospectus that converts into another Class after a stated period, compute average annual total returns in the table by using the returns of the other Class for the period after conversion.

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Form N-1A
-Section 4
-Subsection b
-Paragraph 2
-Subparagraph instructions
-Clause 3
-Exhibit c

+ Details
Name:	rr_PerformanceTableHeading
Namespace Prefix:	rr_
Data Type:	xbrli:stringItemType
Balance Type:	na
Period Type:	duration

X
- Definition

Contains a command for the SEC Viewer for the role corresponding to PerformanceTableData.

+ References

No definition available.

+ Details
Name:	rr_PerformanceTableTextBlock
Namespace Prefix:	rr_
Data Type:	dtr-types:textBlockItemType
Balance Type:	na
Period Type:	duration

X
- Definition

Risk/Return Summary Investment Objectives/Goals Include the following information, in plain English under rule 421(d) under the Securities Act, in the order and subject matter indicated

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Form N-1A
-Section 2

+ Details
Name:	rr_RiskReturnHeading
Namespace Prefix:	rr_
Data Type:	xbrli:stringItemType
Balance Type:	na
Period Type:	duration

X
- Definition

This element contains the text of a prospectus supplement (submission type 497) not already contained in an element containing amended text or other data from a previous submission.

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Form N-1A

+ Details
Name:	rr_SupplementToProspectusTextBlock
Namespace Prefix:	rr_
Data Type:	dtr-types:textBlockItemType
Balance Type:	na
Period Type:	duration

X
- Details
Name:	dei_LegalEntityAxis=ck0000063067_S000059884Member
Namespace Prefix:
Data Type:	na
Balance Type:
Period Type:

X
- Details
Name:	rr_ProspectusShareClassAxis=ck0000063067_C000195903Member
Namespace Prefix:
Data Type:	na
Balance Type:
Period Type:

X
- Details
Name:	rr_ProspectusShareClassAxis=ck0000063067_C000195904Member
Namespace Prefix:
Data Type:	na
Balance Type:
Period Type:

X
- Details
Name:	rr_ProspectusShareClassAxis=ck0000063067_C000195905Member
Namespace Prefix:
Data Type:	na
Balance Type:
Period Type:

X
- Details
Name:	rr_ProspectusShareClassAxis=ck0000063067_C000195906Member
Namespace Prefix:
Data Type:	na
Balance Type:
Period Type:

X
- Details
Name:	rr_ProspectusShareClassAxis=ck0000063067_C000195907Member
Namespace Prefix:
Data Type:	na
Balance Type:
Period Type:

X
- Details
Name:	rr_ProspectusShareClassAxis=ck0000063067_C000195908Member
Namespace Prefix:
Data Type:	na
Balance Type:
Period Type:

X
- Details
Name:	rr_ProspectusShareClassAxis=ck0000063067_C000195909Member
Namespace Prefix:
Data Type:	na
Balance Type:
Period Type:

X
- Details
Name:	rr_ProspectusShareClassAxis=ck0000063067_C000195910Member
Namespace Prefix:
Data Type:	na
Balance Type:
Period Type:

X
- Details
Name:	rr_ProspectusShareClassAxis=ck0000063067_C000195901Member
Namespace Prefix:
Data Type:	na
Balance Type:
Period Type:

X
- Details
Name:	rr_PerformanceMeasureAxis=rr_AfterTaxesOnDistributionsMember
Namespace Prefix:
Data Type:	na
Balance Type:
Period Type:

X
- Details
Name:	rr_PerformanceMeasureAxis=rr_AfterTaxesOnDistributionsAndSalesMember
Namespace Prefix:
Data Type:	na
Balance Type:
Period Type:

X
- Details
Name:	rr_PerformanceMeasureAxis=ck0000063067_index_MSCI_World_Index_net_divMember
Namespace Prefix:
Data Type:	na
Balance Type:
Period Type:

X
- Details
Name:	rr_PerformanceMeasureAxis=ck0000063067_index_ICE_BofA_03_Month_US_Treasury_Bill_IndexMember
Namespace Prefix:
Data Type:	na
Balance Type:
Period Type: